Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,701,941)	$ (3,584,213)	$ (4,363,221)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	80,908	77,692	305,780
Amortization of right-of-use asset	323,635	315,051	439,808
Share-based compensation	3,225,583	244,808	449,311
Interest income	(22,520)	(185,772)	(248,000)
Change in operating assets and liabilities
Prepayments and other receivables	(28,522)	146,980	(96,230)
Long-term deposits	17,280	4,734	10,815
Accrued expenses	725,242	223,026	(32,753)
Operating lease liabilities	(323,443)	(349,978)	(465,070)
Other payables – related parties	8,248	(5,904)	(2,127)
Net cash used in operating activities	(7,695,530)	(3,113,576)	(4,001,687)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(152,689)	(5,376)
Proceeds from maturity of short-term investments	2,504,038	35,316,805	10,248,000
Placements of short-term investments		(32,477,900)	(5,000,000)
Net cash provided by investing activities	2,504,038	2,686,216	5,242,624
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share option	102,561
Proceeds from registered direct offering, net of transaction cost	18,622,144
Repurchase of share option	(1,778,780)
Capital contribution from non-controlling interest of a subsidiary, net			102,282
Net cash provided by financing activity	16,945,925		102,282
EFFECT OF EXCHANGE RATE ON CASH	18,907	(114,760)	53,221
NET CHANGE IN CASH	11,773,340	(542,120)	1,396,440
CASH, beginning of year	2,419,115	2,961,235	1,564,795
CASH, end of year	14,192,455	2,419,115	2,961,235
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Right-of-use assets obtained in exchange of lease liabilities	$ 74,344	$ 778,625	$ 71,122